April 26, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control — EDGAR

RE:	Columbia Funds Variable Series Trust II (formerly known as RiverSource Variable Series Trust) RiverSource Variable Portfolio — S&P 500 Index Fund
Post-Effective Amendment No. 14
File No. 333-146374 / 811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 14 (Amendment). This Amendment was filed electronically on April 21, 2011.
If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.
Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.